UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

Van Eck Funds

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Van Eck Funds

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS (a)

March 31, 2014 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 100.2%
United States Treasury Obligations: 94.2%
	United States Treasury Bills
$15,000,000	0.05%, 04/03/14	$14,999,958
16,000,000	0.06%, 05/01/14	15,999,267
15,000,000	0.06%, 07/17/14	14,998,275
19,000,000	0.06%, 07/03/14 (b)	18,998,404
11,500,000	0.06%, 04/10/14 (b)	11,499,828
15,000,000	0.06%, 08/07/14	14,997,540
21,000,000	0.07%, 08/28/14 (b)	20,995,548
15,000,000	0.07%, 09/04/14 (b)	14,996,505
13,000,000	0.07%, 04/17/14	12,999,581
15,000,000	0.07%, 04/24/14 (b)	14,999,305
20,000,000	0.07%, 08/21/14 (b)	19,995,760
5,000,000	0.07%, 09/11/14 (b)	4,998,785
20,000,000	0.07%, 09/18/14 (b)	19,994,920
16,000,000	0.09%, 06/12/14 (b)	15,999,472
13,000,000	0.09%, 06/05/14	12,999,649
25,000,000	0.09%, 05/15/14 (b)	24,997,174
16,000,000	0.09%, 05/22/14 (b)	15,997,903
12,000,000	0.10%, 05/29/14	11,998,115
		282,465,989
Number of Shares
Money Market Fund: 6.0%
17,989,767	AIM Treasury Portfolio - Institutional Class	17,989,767
Total Short-term Investments (Cost: $300,442,833)		300,455,756
Liabilities in excess of other assets: (0.2)%		(585,688)
NET ASSETS: 100.0%		$299,870,068

Total Return Swap Contracts – As of March 31, 2014, the Fund had outstanding swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$300,196,000	0.53%	04/02/14	(0.2)%	$(708,976)

(a)	Represents Consolidated Schedule of Investments.
(b)	All or a portion of these securities are segregated for swap collateral. Total value of the securities segregated, including cash on deposit with broker, is $58,758,348.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	94.0%	$282,465,989
Money Market Fund	6.0	17,989,767
	100.0%	$300,455,756

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Short-Term Investments:
United States Treasury Obligations	$—	$282,465,989	$—	$282,465,989
Money Market Fund	17,989,767	—	—	17,989,767
Total	$17,989,767	$282,465,989	$—	$300,455,756
Other Financial Instruments:
Swap Contract	$—	$(708,976)	$—	$(708,976)

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 85.2%
Austria: 0.6%
34,000	Erste Group Bank A.G. #	$1,163,122
Brazil: 6.4%
266,000	BB Seguridade Participacoes S.A.	2,943,702
376,000	BR Malls Participacoes S.A.	3,244,636
341,000	Estacio Participacoes S.A.	3,435,549
51,500	Guararapes Confeccoes S.A.	2,099,493
47,000	Localiza Rent a Car S.A.	687,704
		12,411,084
China / Hong Kong: 26.4%
300,000	AIA Group Ltd. #	1,426,844
15,500	Baidu, Inc. (ADR) *	2,361,890
2,857,000	Baoxin Auto Group Ltd. #	2,435,485
2,963,392	Beijing Capital International Airport Co. Ltd. #	2,028,240
1,896,000	Boer Power Holdings Ltd. #	2,566,646
1,505,600	Brilliance China Automotive Holdings Ltd. #	2,307,098
3,612,000	China Hongqiao Group Ltd. #	2,285,611
3,884,000	China Huishan Dairy Holdings Co. Ltd. * #	1,078,656
81,700	China Lodging Group Ltd. (ADR) *	2,007,369
1,182,000	China Singyes Solar Technologies Holdings Ltd. #	1,866,997
7,423,000	Franshion Properties China Ltd. #	2,482,838
304,000	Galaxy Entertainment Group Ltd. * #	2,655,325
4,367,000	Genting Hong Kong Ltd. (USD) * #	1,703,737
656,000	Great Wall Motor Co. Ltd. #	3,309,099
1,812,000	Greatview Aseptic Packaging Co. Ltd. #	962,616
1,327,000	Kunlun Energy Co. Ltd. #	2,230,430
715,000	Shanghai Pharmaceuticals Holding Co. Ltd. #	1,618,192
735,000	Techtronic Industries Co. #	2,061,673
56,200	Tencent Holdings Ltd. #	3,922,769
2,769,000	Termbray Petro-King Oilfield Services Ltd. * #	1,078,874
7,577,000	Tiangong International Co. Ltd. #	1,831,540
2,870,000	Wasion Group Holdings Ltd. #	2,046,712
2,958,000	Xinyi Glass Holdings Ltd. #	2,413,039
762,000	Zhuzhou CSR Times Electric Co. Ltd. #	2,557,966
		51,239,646
India: 12.7%
107,200	Apollo Hospitals Enterprise Ltd. #	1,639,781
79,000	Axis Bank Ltd. #	1,937,382
644,357	DEN Networks Ltd. * #	2,030,825
419,700	Glenmark Pharmaceuticals Ltd. #	4,000,589
79,000	HCL Technologies Ltd. #	1,845,210
124,400	Jammu & Kashmir Bank Ltd. #	3,232,471
976,000	Mundra Port & Special Economic Zone Ltd. #	3,054,970
133,900	Persistent Systems Ltd.	2,354,138
325,500	Phoenix Mills Ltd. #	1,348,171
107,600	Tech Mahindra Ltd. #	3,235,324
		24,678,861
Israel: 0.0%
68,000	Queenco Leisure International Ltd. (GDR) * # § Reg S	34,587
Malaysia: 0.9%
1,348,000	Sapurakencana Petroleum Bhd * #	1,861,787
Mexico: 0.7%
830,000	Credito Real S.A.B. de C.V.	1,365,585
Netherlands: 0.6%
102,400	Nostrum Oil & Gas LP (GDR) Reg S	1,075,200
10,000	Nostrum Oil & Gas LP (GDR) Reg S	105,000
		1,180,200
Nigeria: 1.6%
12,200,000	Guaranty Trust Bank Plc #	1,884,333
190,343	Nestle Nigeria Plc	1,224,746
		3,109,079
Panama: 1.6%
20,900	Copa Holdings S.A. (Class A) (USD)	3,034,471
Peru: 1.5%
21,600	Credicorp Ltd. (USD)	2,979,072
Philippines: 1.6%
16,720,000	Megaworld Corp. #	1,567,218
1,078,000	Robinsons Retail Holdings, Inc. * #	1,634,577
		3,201,795
Portugal: 0.9%
100,000	Jeronimo Martins, SGPS S.A. #	1,678,069
Russia: 4.3%
18,790	Magnit OJSC #	4,319,581
40,000	Mail.ru Group Ltd. (GDR) * Reg S	1,418,000
120,000	Sberbank of Russia (ADR)	1,172,400
587,000	Sberbank RF (USD) #	1,396,235
		8,306,216
Singapore: 2.9%
2,632,600	Ezion Holdings Ltd. #	4,528,872
570,000	OSIM International Ltd. #	1,175,864
		5,704,736
South Africa: 1.5%
109,600	Aspen Pharmacare Holdings Ltd. #	2,924,980
South Korea: 5.8%
97,900	GSretail Co. Ltd. #	2,486,739
8,190	Hyundai Mobis Co. Ltd. #	2,429,962
11,775	Hyundai Motor Co. #	2,784,213
3,380	LG Household & Health Care Ltd. #	1,461,229
37,250	Samsung Techwin Co. Ltd. #	2,031,988
		11,194,131
Switzerland: 2.3%
877,000	Glencore Xstrata Plc (GBP) #	4,523,807
Taiwan: 4.5%
786,300	Chailease Holding Co. Ltd. #	1,896,370
186,000	Cleanaway Co. Ltd. #	1,137,099
140,000	GeoVision, Inc. #	940,428
184,800	MediaTek, Inc. #	2,735,351
180,000	Sinmag Equipment Corp. #	1,053,343
63,800	Wowprime Corp. #	927,353
		8,689,944
Thailand: 2.0%
20,200,000	Hemaraj Land and Development PCL (NVDR) #	1,952,737
29,000	Kasikornbank PCL #	159,588
309,000	Kasikornbank PCL (NVDR) (THB) #	1,700,437
		3,812,762
Turkey: 1.4%
44,000	BIM Birlesik Magazalar A.S. #	991,113
210,000	TAV Havalimanlari Holding A.S. #	1,690,059
		2,681,172
United Arab Emirates: 0.4%
40,000	Al Noor Hospitals Group Plc (GBP)	716,208
United Kingdom: 3.5%
855,000	Afren Plc * #	2,014,488
26,983	Bank of Georgia Holdings Plc #	1,122,485
33,000	Hikma Pharmaceuticals Plc #	913,661
812,346	Hirco Plc * # §	67,715
1,513,651	Raven Russia Ltd. *	1,766,438
653,981	Volga Gas Plc *	1,015,327
		6,900,114
United States: 1.0%
636,000	Samsonite International S.A. (HKD) #	1,970,466
Zimbabwe: 0.1%
750,000	Commercial Bank of Zimbabwe (USD)	120,000
Total Common Stocks (Cost: $143,042,861)		165,481,894
PREFERRED STOCK: 3.1%
South Korea: 3.1% (Cost: $4,486,072)
6,055	Samsung Electronics Co. Ltd. #	6,031,850
REAL ESTATE INVESTMENT TRUSTS: 0.7% (Cost: $1,596,432)
Mexico: 0.7%
699,000	TF Administradora Industrial, S. de R.L. de C.V.	1,408,119
WARRANTS: 2.8%
Luxembourg: 2.8%
66,600	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 12/01/14) * # (a)	2,450,620
230,000	Deutsche Bank, London Branch, aXess Warrants (USD 0.00, expiring 09/27/16) * # (b)	2,882,360
Total Warrants (Cost: $4,248,239)		5,332,980
MONEY MARKET FUND: 5.0% (Cost: $9,601,067)
9,601,067	AIM Treasury Portfolio - Institutional Class	9,601,067
Total Investments: 96.8% (Cost: $162,974,671)		187,855,910
Other assets less liabilities: 3.2%		6,304,930
NET ASSETS: 100.0%		$194,160,840

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht
USD	United States Dollar

(a)	Issue price $21.53. The security is linked to the performance of Herfy Food Services Co
(b)	Issue price $8.53. The security is linked to the performance of The Saudi British Bank.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $141,719,796 which represents 73.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $102,302 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of March 31, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Queenco Leisure International Ltd. (GDR)	07/03/2007	68,000	$1,297,605	$34,587	0.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.6%	$8,640,958
Communications	5.2	9,733,484
Consumer Discretionary	1.3	2,450,620
Consumer, Cyclical	17.5	32,953,386
Consumer, Non-cyclical	19.6	36,729,391
Energy	5.0	9,381,106
Financial	20.4	38,337,898
Financials	1.5	2,882,360
Industrial	11.2	20,943,767
Technology	8.6	16,201,873
Money Market Fund	5.1	9,601,067
	100.0%	$187,855,910

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$1,163,122	$—	$1,163,122
Brazil	12,411,084	—	—	12,411,084
China / Hong Kong	4,369,259	46,870,387	—	51,239,646
India	2,354,138	22,324,723	—	24,678,861
Israel	—	—	34,587	34,587
Malaysia	—	1,861,787	—	1,861,787
Mexico	1,365,585	—	—	1,365,585
Netherlands	1,180,200	—	—	1,180,200
Nigeria	1,224,746	1,884,333	—	3,109,079
Panama	3,034,471	—	—	3,034,471
Peru	2,979,072	—	—	2,979,072
Philippines	—	3,201,795	—	3,201,795
Portugal	—	1,678,069	—	1,678,069
Russia	2,590,400	5,715,816	—	8,306,216
Singapore	—	5,704,736	—	5,704,736
South Africa	—	2,924,980	—	2,924,980
South Korea	—	11,194,131	—	11,194,131
Switzerland	—	4,523,807	—	4,523,807
Taiwan	—	8,689,944	—	8,689,944
Thailand	—	3,812,762	—	3,812,762
Turkey	—	2,681,172	—	2,681,172
United Arab Emirates	716,208	—	—	716,208
United Kingdom	2,781,765	4,050,634	67,715	6,900,114
United States	—	1,970,466	—	1,970,466
Zimbabwe	120,000	—	—	120,000
Preferred Stock	—	6,031,850	—	6,031,850
Real Estate Investment Trust	1,408,119	—	—	1,408,119
Warrants	—	5,332,980	—	5,332,980
Money Market Fund	9,601,067	—	—	9,601,067
Total	$46,136,114	$141,617,494	$102,302	$187,855,910

During the period ended March 31, 2014, transfers of securities from Level 1 to Level 2 were $1,199,806 and transfers from Level 2 to Level 1 were $6,673,819. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedule of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

	Common Stocks
	Israel	United Kingdom
Balance as of December 31, 2013	$32,507	$154,639
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	2,080	(86,924)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2014	$34,587	$67,715

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.4%
Bermuda: 1.5%
2,480,800	Nabors Industries Ltd. (USD)	$61,151,720
6,400	SeaDrill Ltd. (USD)	225,024
		61,376,744
Brazil: 0.0%
707,700	Brazilian Resources, Inc. (CAD) * # §	80,261
Canada: 9.9%
616,500	Agrium, Inc. (USD)	60,121,080
6,144,200	Eldorado Gold Corp. (USD)	34,284,636
7,158,300	First Quantum Minerals Ltd.	132,287,715
3,959,400	Goldcorp, Inc. (USD)	96,926,112
4,225,624	Kinross Gold Corp. (USD)	17,494,083
6,746,100	New Gold, Inc. (USD) *	32,920,968
3,298,100	Osisko Mining Corp. *	20,525,489
2,067,900	Yamana Gold, Inc. (USD)	18,156,162
		412,716,245
Kuwait: 0.2%
3,592,247	Kuwait Energy Plc * # § ø	9,685,884
Monaco: 0.4%
1,568,700	Scorpio Tankers, Inc. (USD)	15,639,939
Norway: 0.8%
909,300	SeaDrill Ltd. #	32,013,764
Switzerland: 5.8%
40,201,825	Glencore Xstrata Plc (GBP) #	207,372,038
1,147,100	Noble Corp Plc (USD)	37,556,054
		244,928,092
United Kingdom: 4.6%
28,992,914	Afren Plc * #	68,310,976
435,000	African Minerals Ltd. * # ø	1,135,557
2,350,800	African Minerals Ltd. * #	6,136,706
1,309,300	Genel Energy Plc * #	21,453,740
7,930,120	Ophir Energy Plc * #	31,777,620
834,426	Randgold Resources Ltd. (ADR)	62,581,950
		191,396,549
United States: 72.2%
940,717	Alpha Natural Resources, Inc. *	3,998,047
1,562,600	Anadarko Petroleum Corp.	132,445,976
651,700	Archer-Daniels-Midland Co.	28,277,263
1,414,500	Atwood Oceanics, Inc. *	71,276,655
1,714,200	Cameron International Corp. *	105,886,134
1,451,000	Cimarex Energy Co.	172,828,610
1,120,600	Cloud Peak Energy, Inc. *	23,689,484
1,348,850	Concho Resources, Inc. *	165,234,125
4,010,500	Consol Energy, Inc.	160,219,475
466,800	Cummins, Inc.	69,548,532
1,340,700	Delek US Holdings, Inc.	38,933,928
608,200	Diamond Offshore Drilling, Inc.	29,655,832
929,151	Diamondback Energy, Inc. *	62,541,154
751,600	Dril-Quip, Inc. *	84,254,360
652,400	EOG Resources, Inc.	127,981,308
2,747,100	Freeport-McMoRan Copper & Gold, Inc.	90,846,597
872,700	Gulfport Energy Corp. *	62,118,786
3,044,400	Halliburton Co.	179,284,716
2,078,400	HollyFrontier Corp.	98,890,272
498,500	Jacobs Engineering Group, Inc. *	31,654,750
819,400	Laredo Petroleum, Inc. *	21,189,684
3,828,400	Louisiana-Pacific Corp. *	64,585,108
3,080,200	Marathon Oil Corp.	109,408,704
1,089,000	Marathon Petroleum Corp.	94,786,560
1,323,900	National Oilwell Varco, Inc.	103,092,093
791,975	Newfield Exploration Co. *	24,836,336
1,392,200	Phillips 66	107,282,932
890,600	Pioneer Natural Resources Co.	166,666,884
535,600	Royal Gold, Inc.	33,539,272
1,779,000	Schlumberger Ltd.	173,452,500
1,690,600	SM Energy Co.	120,522,874
1,812,000	Steel Dynamics, Inc.	32,235,480
2,387,100	Superior Energy Services, Inc.	73,427,196
1,774,100	Tesoro Corp.	89,751,719
1,462,500	United States Steel Corp.	40,379,625
335,089	Whiting Petroleum Corp. *	23,251,826
		3,017,974,797

Total Common Stocks (Cost: $3,136,537,200)		3,985,812,275
WARRANTS: 0.0% (Cost: $243,323)
Canada: 0.0%
182,677	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	2,479
United States: 0.0%
996,020	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	0
MONEY MARKET FUND: 3.3% (Cost: $138,956,720)
138,956,720	AIM Treasury Portfolio - Institutional Class	138,956,720
Total Investments: 98.7% (Cost: $3,275,737,243)		4,124,771,474
Other assets less liabilities: 1.3%		53,872,844
NET ASSETS: 100.0%		$4,178,644,318

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $377,966,546 which represents 9.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $9,766,145 which represents 0.2% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $10,821,441, or 0.3% of net assets.

Restricted securities held by the Fund as of March 31, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
African Minerals Ltd.	01/21/2010	435,000	$2,833,678	$1,135,557	0.0%
Kuwait Energy Plc	08/06/2008	3,592,247	10,862,672	9,685,884	0.3
			$13,696,350	$10,821,441	0.3%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	20.8%	$860,281,275
Consumer, Non-cyclical	0.7	28,277,263
Energy	70.1	2,889,163,213
Industrial	4.4	181,428,329
Industrial Metals	0.1	6,136,706
Precious Metals	0.5	20,527,968
Money Market Fund	3.4	138,956,720
	100.0%	$4,124,771,474

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$61,376,744	$—	$—	$61,376,744
Brazil	—	—	80,261	80,261
Canada	412,716,245	—	—	412,716,245
Kuwait	—	—	9,685,884	9,685,884
Monaco	15,639,939	—	—	15,639,939
Norway	—	32,013,764	—	32,013,764
Switzerland	37,556,054	207,372,038	—	244,928,092
United Kingdom	62,581,950	128,814,599	—	191,396,549
United States	3,017,974,797	—	—	3,017,974,797
Warrants
Canada	2,479	—	—	2,479
United States	—	—	—	—
Money Market Fund	138,956,720	—	—	138,956,720
Total	$3,746,804,928	$368,200,401	$9,766,145	$4,124,771,474

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2013	$76,492	$10,153,030
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	3,769	(467,146)
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2014	$80,261	$9,685,884

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2013:

	Value as of March 31, 2014	Valuation Technique	Unobservable Input Description (1)	Unobservable Input		Impact to Valuation from an Increase in Input (2)
Common Stocks
Brazil	$80,261	Discount Cash Flow	Discount for lack of market	25%		Decrease
Kuwait	9,685,884	Market comparable companies	Production Multiple	45.0	x	Increase
			Reserve multiple	11.0	x	Increase

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

SCHEDULE OF INVESTMENTS (a)

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.5%
Australia: 5.7%
9,736,424	Evolution Mining Ltd. #	$7,757,288
18,417,300	Gold Road Resources Ltd. * #	2,818,815
11,601,118	Gryphon Minerals Ltd. * #	1,669,197
1,906,725	Newcrest Mining Ltd. * #	17,447,240
8,641,000	Papillon Resources Ltd. * #	10,639,136
		40,331,676
Canada: 67.6%
519,000	Agnico-Eagle Mines Ltd. (USD)	15,699,750
883,544	Alamos Gold, Inc. (USD) ø	7,969,567
1,760,000	Amarillo Gold Corp. *	254,726
1,781,875	Argonaut Gold, Inc. *	7,769,007
2,160,000	Argonaut Gold, Inc. * ø	9,417,639
3,803,000	Asanko Gold, Inc. *	7,912,166
5,499,753	AuRico Gold, Inc. (USD)	23,923,926
5,649,000	B2Gold Corp. *	15,329,715
5,146,000	B2Gold Corp. (USD) *	13,842,740
667,000	Bear Creek Mining Corp. (USD) *	1,102,151
948,000	Bear Creek Mining Corp. (USD) * ø	1,566,475
4,300,000	Belo Sun Mining Corp. *	1,516,961
2,372,000	Castle Mountain Mining Co. Ltd. *	2,145,635
878,588	Cayden Resources, Inc. *	1,605,380
2,803,000	Continental Gold Ltd. *	9,685,626
1,839,000	Eastmain Resources, Inc. (USD) * ø	619,007
1,191,000	Eastmain Resources, Inc. (USD) *	400,891
3,292,461	Eldorado Gold Corp.	18,316,269
4,260,000	Eldorado Gold Corp. (USD)	23,770,800
1,383,000	Fortuna Silver Mines, Inc. *	5,091,642
702,000	Franco-Nevada Corp. (USD)	32,193,720
3,000,000	Gold Canyon Resources, Inc. (USD) *	870,000
328,386	Goldcorp, Inc.	8,011,371
1,073,897	Goldcorp, Inc. (USD)	26,288,999
1,393,000	Guyana Goldfields, Inc. *	3,087,155
1,055,000	Guyana Goldfields, Inc. (USD) *	2,352,650
1,593,852	New Gold, Inc. *	7,886,361
5,109,630	New Gold, Inc. (USD) *	24,934,994
1,026,170	New Gold, Inc. (USD) * ø	5,007,710
4,632,875	Orezone Gold Corp. *	2,304,913
1,093,333	Osisko Mining Corp. * ø	6,804,280
8,140,823	Osisko Mining Corp. *	50,663,830
1,206,500	Premier Gold Mines Ltd. *	2,062,673
668,000	Pretium Resources, Inc. *	3,879,294
3,496,000	Primero Mining Corp. (USD) *	25,206,160
5,600,000	Romarco Minerals, Inc. *	3,545,907
6,918,800	Roxgold, Inc. *	4,005,456
3,820,000	Rubicon Minerals Corp. *	4,042,877
4,842,000	Sabina Gold & Silver Corp. *	3,416,337
2,647,000	Semafo, Inc.	9,338,128
18,611	Silver Wheaton Corp.	422,220
1,457,375	Silver Wheaton Corp. (USD)	33,082,413
4,800,000	Sulliden Gold Corp. Ltd. *	3,386,703
5,624,000	Timmins Gold Corp. *	7,071,334
10,352,000	Torex Gold Resources, Inc. *	10,019,575
3,204,578	Yamana Gold, Inc. (USD)	28,136,195
		475,961,328
Mexico: 2.2%
1,100,000	Fresnillo Plc (GBP) #	15,506,612
South Africa: 2.3%
924,000	AngloGold Ashanti Ltd. (ADR) *	15,781,920
United Kingdom: 9.1%
6,599,000	Amara Mining Plc * #	1,734,841
4,242,500	Lydian International Ltd. (CAD) *	3,837,630
783,000	Randgold Resources Ltd. (ADR)	58,725,000
		64,297,471
United States: 11.6%
3,914,000	Klondex Mines Ltd. (CAD) *	6,797,720
4,300,000	Midway Gold Corp. *	4,515,000
588,100	Royal Gold, Inc.	36,826,822
1,500,000	Tahoe Resources, Inc. (CAD) * ø	31,709,634
96,300	Tahoe Resources, Inc. (CAD) *	2,035,758
		81,884,934
Total Common Stocks (Cost: $670,314,274)		693,763,941
RIGHTS: 0.0% (Cost: $0)
United Kingdom: 0.0%
733,222	Amara Mining Plc Rights (GBP 0.00, expiring 04/17/14) * #	0
WARRANTS: 0.0%
Canada: 0.0%
354,041	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	4,804
103,000	Pan American Silver Corp. Warrants (CAD 35.00, expiring 12/31/14) * # §	1,398
Total Warrants (Cost: $525,098)		6,202
MONEY MARKET FUND: 2.0% (Cost: $13,779,023)
13,779,023	AIM Treasury Portfolio - Institutional Class	13,779,023
Total Investments: 100.5% (Cost: $684,618,395)		707,549,166
Liabilities in excess of other assets: (0.5)%		(3,387,310)
NET ASSETS: 100.0%		$704,161,856

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

(a)	Represents consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $57,574,527 which represents 8.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,398 which represents 0.0% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $63,094,312, or 9.0% of net assets.

Restricted securities held by the Fund as of March 31, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Alamos Gold, Inc.	01/14/2013	883,544	$1,590,595	$7,969,567	1.1%
Argonaut Gold, Inc.	11/13/2009	2,160,000	10,383,442	9,417,639	1.4
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	1,566,475	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	619,007	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	5,007,710	0.7
Osisko Mining Corp.	09/14/2009	1,093,333	2,959,754	6,804,280	1.0
Tahoe Resources, Inc.	05/28/2010	1,500,000	9,103,783	31,709,634	4.5
			$30,705,137	$63,094,312	9.0%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Minerals	0.8%	$5,712,074
Gold Mining	79.6	563,306,433
Metal - Diversified	0.2	1,605,380
Precious Metals	9.4	66,373,345
Silver Mining	8.0	56,772,911
Money Market Fund	2.0	13,779,023
	100.0%	$707,549,166

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$40,331,676	$—	$40,331,676
Canada	475,961,328	—	—	475,961,328
Mexico	—	15,506,612	—	15,506,612
South Africa	15,781,920	—	—	15,781,920
United Kingdom	62,562,630	1,734,841	—	64,297,471
United States	81,884,934	—	—	81,884,934
Warrants
Canada	4,804	1,398	—	6,202
Rights	—	—	—	—
Money Market Fund	13,779,023	—	—	13,779,023
Total	$649,974,639	$57,574,527	$—	$707,549,166

See Notes to Schedules of Investments

LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 58.9%
6,274	iShares Russell 2000 Growth ETF	$853,640
1,789	iShares Russell 2000 Value ETF	180,403
7,983	SPDR S&P 500 ETF Trust	1,493,140
Total Exchange Traded Funds (Cost: $2,544,144) (a)		2,527,183

Principal Amount
SHORT-TERM INVESTMENTS: 42.0%
Government Obligations: 32.6%
	United States Treasury Bills
$1,000,000	0.06%,07/03/14	999,916
200,000	0.07%,08/28/14	199,958
200,000	0.07%,06/19/14	199,992
		1,399,866

Number of Shares
MONEY MARKET FUND: 9.4%
403,538	AIM Treasury Portfolio - Institutional Class	403,538
Total Short-term Investments (Cost: $1,803,301)		1,803,404
Total Investments: 100.9% (Cost: $4,347,445)		4,330,587
Liabilities in excess of other assets: (0.9)%		(39,277)
NET ASSETS: 100.0%		$4,291,310

SECURITIES SOLD SHORT: (8.1)%
EXCHANGE TRADED FUND: (8.1)% (Proceeds: $(343,045))
(8,104)	Consumer Staples Select Sector SPDR Fund	(348,958)
Total Securities Sold Short
(Proceeds: $(343,045))		$(348,958)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $2,903,161.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Government	32.3%	$1,399,866
Exchange Traded Funds	58.4	2,527,183
Money Market Fund	9.3	403,538
	100.0%	$4,330,587

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$2,527,183	$—	$—	$2,527,183
Short-term Investments			—
Government Obligations	—	1,399,866	—	1,399,866
Money Market Fund	403,538	—	—	403,538
Total	$2,930,721	$1,399,866	$—	$4,330,587

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	(348,958)	—	—	(348,958)

See Notes to Schedules of Investments

MULTI-MANAGER ALTERNATIVES FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 59.8%
Basic Materials: 6.2%
27,425	Argonaut Gold, Inc. (CAD) *	$119,573
1,353	Ashland, Inc.	134,596
53,750	Continental Gold Ltd. (CAD) *	185,730
24,020	Eldorado Gold Corp.	134,032
24,060	Eldorado Gold Corp. (CAD)	133,848
46,850	Fortuna Silver Mines, Inc. (CAD) *	172,483
6,430	Goldcorp, Inc.	157,406
6,865	MAG Silver Corp. *	47,368
1,472	Monsanto Co.	167,469
28,010	New Gold, Inc. *	136,689
34,870	Osisko Mining Corp. (CAD) *	217,011
162,700	Papillon Resources Ltd. (AUD) * #	200,323
3,142	Platform Specialty Products Corp. *	59,855
2,100	Randgold Resources Ltd. (ADR)	157,500
8,340	Tahoe Resources, Inc. *	176,391
160	The Dow Chemical Co.	7,774
606	US Silica Holdings, Inc.	23,131
		2,231,179
Communications: 12.7%
5,684	Allot Communications Ltd. *	76,507
1,001	Baidu, Inc. (ADR) *	152,532
3,911	Bankrate, Inc. *	66,252
1,073	CalAmp Corp. *	29,905
4,833	CBS Corp.	298,679
3,317	Ciena Corp. *	75,429
460	Cogent Communications Group, Inc.	16,344
1,453	Discovery Communications, Inc. *	111,968
1,347	DISH Network Corp. *	83,797
2,195	eBay, Inc. *	121,252
1,411	EchoStar Corp. *	67,107
2,525	eGain Communications Corp. *	17,827
1,718	Equinix, Inc. *	317,555
19,858	Extreme Networks, Inc. *	115,176
4,711	Finisar Corp. *	124,889
4,862	FTD Cos, Inc. *	154,660
13,221	Globalstar, Inc. *	35,036
186	Google, Inc. *	207,299
8,076	Gray Television, Inc. *	83,748
369	InterActiveCorp	26,343
10,009	JDS Uniphase Corp. *	140,126
5,354	Liberty Interactive Corp. *	154,570
1,635	Liberty Media Corp. *	213,744
12,693	Lionbridge Technologies, Inc. *	85,170
4,460	Marchex, Inc.	46,875
13,535	MeetMe, Inc. *	44,124
7,647	NeoPhotonics Corp. *	60,641
7,026	News Corp. *	120,988
1,224	NICE Systems Ltd. (ADR)	54,664
4,887	Perficient, Inc. *	88,552
1,360	Plantronics, Inc.	60,452
146	Priceline.com, Inc. *	174,016
3,802	RF Micro Devices, Inc. *	29,960
3,600	Ruckus Wireless, Inc. *	43,776
13,033	ShoreTel, Inc. *	112,084
1,134	SPS Commerce, Inc. *	69,684
2,676	Starz - Liberty Capital *	86,381
795	Telephone & Data Systems, Inc.	20,837
1,380	The Walt Disney Co.	110,497
950	Tribune Co. *	75,667
628	United States Cellular Corp.	25,754
2,162	Valuevision Media, Inc. *	10,507
3,958	Verizon Communications, Inc.	188,282
1,025	Viacom, Inc.	87,115
3,733	Vivendi SA (EUR)	103,900
1,326	Vodafone Group PLC (ADR)	48,810
29,246	Vonage Holdings Corp. *	124,880
3,116	Westell Technologies, Inc. *	11,498
		4,575,859
Consumer, Cyclical: 5.8%
1,822	Arrow Electronics, Inc. *	108,154
3,032	Brookfield Residential Properties, Inc. *	63,581
333	Burger King Worldwide, Inc.	8,841
1,499	Copa Holdings SA (Class A)	217,640
1,922	Dollar Tree, Inc. *	100,290
19,000	Galaxy Entertainment Group Ltd. (HKD) * #	165,958
2,630	General Motors Co.	90,525
71,500	Guinness Peat Group PLC *	42,199
809	Hyundai Motor Co. (KRW) #	191,289
282	Icahn Enterprises LP	28,970
1,427	Las Vegas Sands Corp.	115,273
1,970	Mobile Mini, Inc.	85,419
2,594	Pier 1 Imports, Inc.	48,975
2,301	Regal Entertainment Group	42,983
2,346	Sears Holdings Corp. *	112,045
985	Sears Hometown and Outlet Stores, Inc. *	23,295
1,071	Skechers USA, Inc. *	39,134
1,452	Starbucks Corp.	106,548
606	Steelcase, Inc.	10,066
2,487	Tempur-Pedic International, Inc. *	126,016
2,670	The Finish Line, Inc.	72,330
13,748	The Wendy’s Co.	125,382
2,377	Tropicana Entertainment, Inc. *	43,951
1,870	Winnebago Industries, Inc. *	51,219
393	Wynn Resorts Ltd.	87,305
		2,107,388
Consumer, Non-cyclical: 6.9%
1,218	Abbott Laboratories	46,907
6,578	Accuray, Inc. *	63,149
370	Alliance Data Systems Corp. *	100,806
1,516	Arthrocare Corp. *	73,056
191	Ascent Capital Group, Inc. *	14,430
294	BioMarin Pharmaceutical, Inc. *	20,054
1,193	Capital Senior Living Corp. *	31,006
748	Cepheid, Inc. *	38,582
60	Crimson Wine Group Ltd. *	531
217	Edwards Lifesciences Corp. *	16,095
2,351	Euronet Worldwide, Inc. *	97,778
112,400	Ezion Holdings Ltd. (SGD) #	193,362
5,972	Franklin Covey Co. *	118,066
2,415	Globus Medical, Inc. *	64,215
1,814	Hertz Global Holdings, Inc. *	48,325
6,357	Iridex Corp. *	56,768
1,350	KAR Auction Services, Inc.	40,973
4,229	Korn/Ferry International *	125,897
3,568	Magnit OAO (GDR) Reg S	195,526
1,341	Masimo Corp. *	36,623
375,000	Maxygen, Inc. Escrow Receipt * #	0
9,944	MiMedx Group, Inc. *	60,957
1,234	Natus Medical, Inc. *	31,837
594	Novadaq Technologies, Inc. *	13,234
499	Perrigo Co. PLC	77,175
1,329	Philip Morris International, Inc.	108,805
1,831	Pointer Telocation Ltd. *	17,962
2,316	Quanta Services, Inc. *	85,460
1,605	Quidel Corp. *	43,817
1,440	Repligen Corp. *	18,518
1,833	Rockwell Medical, Inc. *	23,206
3,612	Safeway, Inc.	133,427
7,530	Service Corp. International	149,696
6,033	ServiceSource International, Inc. *	50,919
1,356	Spectranetics Corp. *	41,100
2,211	TearLab Corp. *	14,946
3,979	The ADT Corp.	119,171
575	USANA Health Sciences, Inc. *	43,321
2,063	Vascular Solutions, Inc. *	54,030
		2,469,730
Diversified: 0.2%
2,444	Leucadia National Corp.	68,432
Energy: 7.4%
73,069	Afren PLC (GBP) * #	172,160
1,073	Anadarko Petroleum Corp.	90,947
1,237	Approach Resources, Inc. *	25,866
3,588	Cabot Oil & Gas Corp.	121,561
1,463	Cameron International Corp. *	90,370
778	Cimarex Energy Co.	92,668
3,692	Comstock Resources, Inc.	84,362
731	Concho Resources, Inc. *	89,547
2,215	Consol Energy, Inc.	88,489
3,386	Energy XXI Bermuda Ltd.	79,808
465	EOG Resources, Inc.	91,219
1,312	Gulfport Energy Corp. *	93,389
13,547	Halcon Resources Corp. *	58,659
1,549	Halliburton Co.	91,221
2,602	Marathon Oil Corp.	92,423
1,111	Matrix Service Co. *	37,530
1,702	National Oilwell Varco, Inc.	132,535
6,100	Pacific Rubiales Energy Corp.	109,678
1,167	Phillips 66	89,929
486	Pioneer Natural Resources Co.	90,950
3,407	Precision Drilling Corp.	40,782
1,298	Sanchez Energy Corp. *	38,460
2,049	Schlumberger Ltd.	199,777
1,261	SM Energy Co.	89,897
5,374	Southwestern Energy Co. *	247,258
2,299	SunCoke Energy, Inc. *	52,509
229	Texas Pacific Land Trust (Royalty Trust)	29,656
98,579	Volga Gas PLC (GBP) *	153,047
		2,674,697
Financial: 7.8%
969	American Express Co.	87,239
4,435	Assured Guaranty Ltd.	112,294
10,580	Blackstone Group LP	351,785
1,321	CME Group, Inc.	97,767
1,500	Credicorp Ltd.	206,880
10,839	Dream Unlimited Corp. *	148,017
4,953	Dundee Corp. *	70,942
1,857	E*TRADE Financial Corp. *	42,748
5,930	Fidelity National Financial, Inc.	186,439
568,000	Franshion Properties China Ltd. (HKD) #	189,984
30,987	Kasikornbank PCL (NVDR) (THB) #	170,522
3,090	KKR & Co. LP	70,576
961	Oaktree Capital Group LLC	55,892
2,208	Onex Corp.	122,964
1,687	Partners Value Fund, Inc. *	40,828
5,694	Realogy Holdings Corp. *	247,404
2,932	TD Ameritrade Holding Corp.	99,541
3,909	The Charles Schwab Corp.	106,833
1,832	The Howard Hughes Corp. *	261,445
660	Visa, Inc.	142,468
		2,812,568
Industrial: 6.0%
1,482	Apogee Enterprises, Inc.	49,247
445	Aptargroup, Inc.	29,415
930	Avnet, Inc.	43,273
3,427	Benchmark Electronics, Inc. *	77,622
882	Clean Harbors, Inc. *	48,325
754	Colfax Corp. *	53,783
246	CPI Aerostructures, Inc. *	3,198
4,370	CUI Global, Inc. *	48,070
638	Danaher Corp.	47,850
848	Eagle Materials, Inc.	75,184
1,566	EnerSys, Inc.	108,508
1,627	EnPro Industries, Inc. *	118,234
1,183	Forward Air Corp.	54,548
2,631	Greenbrier Cos, Inc. *	119,973
3,019	Ingersoll-Rand PLC	172,808
2,324	InvenSense, Inc. *	55,009
3,408	Knight Transportation, Inc.	78,827
414	Lennox International, Inc.	37,637
7,604	Newport Corp. *	157,251
3,185	Norbord, Inc.	83,845
1,371	OSI Systems, Inc. *	82,068
5,272	PGT, Inc. *	60,681
3,569	Quanex Building Products Corp.	73,807
773	Rogers Corp. *	48,251
777	Ryder System, Inc.	62,098
1,036	Saia, Inc. *	39,586
3,733	Swift Transportation Co. *	92,391
59	TransDigm Group, Inc.	10,927
874	Trex Co., Inc. *	63,942
1,795	Trimble Navigation Ltd. *	69,772
2,371	Waste Connections, Inc.	103,992
		2,170,122
Technology: 6.8%
5,235	Activision Blizzard, Inc.	107,003
366	Apple, Inc.	196,447
5,041	Atmel Corp. *	42,143
6,755	Callidus Software, Inc. *	84,573
8,082	CDC Corp. * #	4,849
2,082	Citrix Systems, Inc. *	119,569
2,628	Cognizant Technology Solutions Corp. *	133,003
795	CommVault Systems, Inc. *	51,635
5,320	Cypress Semiconductor Corp. *	54,636
2,712	Ebix, Inc.	46,294
8,848	FormFactor, Inc. *	56,539
4,841	Fusion-io, Inc. *	50,927
11,219	Glu Mobile, Inc. *	53,178
254	Hittite Microwave Corp.	16,012
2,125	ICG Group, Inc. *	43,393
8,550	inContact, Inc. *	82,080
12,817	Kofax Ltd. *	111,123
6,659	Mattson Technology, Inc. *	15,449
8,192	MaxLinear, Inc. *	77,660
5,483	Micrel, Inc.	60,752
1,134	Microchip Technology, Inc.	54,160
3,779	PMC - Sierra, Inc. *	28,758
1,731	Proofpoint, Inc. *	64,185
2,600	QUALCOMM, Inc.	205,036
2,274	Radware Ltd. *	40,204
147	Samsung Electronics Co. Ltd. (KRW) #	185,833
2,690	Skyworks Solutions, Inc. *	100,929
1,794	Streamline Health Solutions, Inc. *	9,024
2,478	Teradyne, Inc. *	49,287
3,066	The Keyw Holding Corp. *	57,365
153,480	Trident Microsystems, Inc. * #	3,453
3,979	Ultratech, Inc. *	116,147
17,426	Vitesse Semiconductor Corp. *	73,189
26,885	WidePoint Corp. *	43,016
		2,437,851
Total Common Stocks (Cost: $19,362,986) (a)		21,547,826
REAL ESTATE INVESTMENT TRUSTS: 0.8%
Financial: 0.8%
1,422	American Tower Corp.	116,419
4,631	NorthStar Realty Finance Corp.	74,744
	Weyerhaeuser Co. (Preferred Security)
2,006	6.38%,07/01/16	109,528
Total Real Estate Investment Trusts (Cost: $233,234) (a)		300,691
WARRANTS: 0.0% (Cost: $19)
Telecommunication Services: 0.0%
1,865	xG Technology, Inc.(USD 6.87, expiring 07/18/18) *	1,846

Principal Amount
ASSET-BACKED SECURITIES: 0.4% (Cost: $154,667)
	Sealane Trade Finance
$150,000	14.23%,02/12/16 (f) # Reg S	156,210
CORPORATE BONDS: 6.7%
Basic Materials: 0.5%
	Rockwood Specialties Group, Inc.
$110,000	4.63%,10/15/15 (c)	114,125
	Sidetur Finance BV
295,000	10.00%,05/12/14 (c)(d) Reg S	69,694
		183,819
Communications: 1.5%
	Alaska Communications Systems Group, Inc.
205,000	6.25%,05/01/18 144A	171,944
	Clear Channel Communications, Inc.
75,000	5.50%,12/15/16	72,000
	Maxcom Telecomunicaciones, SAB de CV
58,250	6.00%,06/15/17 (c) (s)	50,823
	Trilogy International Partners LLC
90,000	10.25%,05/12/14 (c) 144A	92,925
	United States Cellular Corp.
92,000	6.70%,12/15/33	93,492
	WebMD Health Corp.
55,000	2.50%,01/31/18	55,722
		536,906
Consumer, Cyclical: 1.6%
	Chukchansi Economic Development Authority
213,721	9.75%,05/30/16 (c)(d) 144A	151,742
	JC Penney Corp., Inc.
110,000	6.38%,10/15/36	84,700
	Neebo, Inc.
102,300	15.00%,05/12/14 (c) 144A	106,903
	Sifco SA
200,000	11.50%,06/06/16 Reg S	60,375
	The Bon-Ton Department Stores, Inc.
158,000	10.63%,05/12/14 (c)	158,790
		562,510
Consumer, Non-cyclical: 0.4%
	Aralco Finance SA
600,000	10.13%,05/07/16 (c)(d) Reg S	58,500
	Kinetic Concepts, Inc.
79,000	12.50%,11/01/15 (c)	92,627
		151,127
Energy: 0.8%
	Enercoal Resources Pte Ltd.
300,000	9.25%,08/05/14 (p) Reg S	172,500
	Green Field Energy Services, Inc.
11,000	13.25%,11/15/14 (c)(d) § 144A	1,045
	Pengrowth Energy Corp.
CAD 30,000	6.25%,03/31/17	28,290
	Tristan Oil Ltd.
$200,000	35.14%,05/12/14 (c) ^ Reg S	101,040
		302,875
Financial: 1.3%
	Banco Cruzeiro do Sul SA
280,000	7.00%,07/08/14 (d)	44,800
125,000	8.00%,09/17/12 (d)	23,984
315,000	8.25%,01/20/16 (d) Reg S	55,125
450,000	8.50%,02/20/15 (d) Reg S	70,875
	General Shopping Investments Ltd.
119,000	12.00%,03/20/17 (c) Reg S	98,919
	MF Global Holdings Ltd.
200,000	6.25%,08/08/16 (d)*	104,000
	Nuveen Investments, Inc.
88,000	5.50%,09/15/15	89,760
		487,463
Industrial: 0.3%
	Tervita Corp.
106,000	9.75%,11/01/15 (c) Reg S	103,350
Utilities: 0.3%
	Cia de Transporte de Energia Electrica en Alta Tension Transener SA
150,000	9.75%,08/15/21 144A	94,500
Total Corporate Bonds (Cost: $3,015,374) (a)		2,422,550

Number of Shares
CLOSED-END FUNDS: 2.3%
2,933	DoubleLine Income Solutions Fund	62,238
2,666	DoubleLine Opportunistic Credit Fund	61,718
2,000	First Trust Strategic High Income Fund II	31,860
3,900	Helios High Income Fund, Inc.	33,657
5,500	Helios Multi-Sector High Income Fund, Inc.	37,235
4,445	JZ Capital Partners Ltd. (GBP)	32,840
1,945	Montgomery Street Income Securities, Inc.	31,295
3,370	Nuveen Credit Strategies Income Fund	32,049
1,612	PCM Fund, Inc.	19,634
4,270	PIMCO Dynamic Credit Income Fund	96,502
3,320	PIMCO Dynamic Income Fund	100,662
3,414	PIMCO Income Opportunity Fund	96,377
2,791	PIMCO Income Strategy Fund	32,738
5,936	PIMCO Income Strategy Fund II	61,734
5,275	Western Asset High Income Opportunity Fund, Inc.	31,914
2,330	Western Asset Mortgage Defined Opportunity Fund, Inc.	53,800
Total Closed-End Funds (Cost: $829,462) (a)		816,253
EXCHANGE TRADED FUNDS: 0.4%
495	iShares Silver Trust *	9,425
1,100	SPDR Gold Trust *	135,971
Total Exchange Traded Funds (Cost: $177,927)		145,396
OPEN-END FUND: 10.4% (Cost: $3,828,070)
378,262	AQR Managed Futures Strategy Fund	3,733,446

OPTIONS PURCHASED: 0.1%
900	BioMarin Pharmaceutical, Inc. Call ($75, expiring 04/19/14)	495
5,100	iShares Russell 2000 ETF Put ($116, expiring 05/17/14)	15,147
4,800	SPDR S&P 500 ETF Trust Put ($177, expiring 05/17/14)	4,704
5,500	Sprint Corp. Put ($8, expiring 05/17/14)	1,485
1,100	Stanley Black & Decker, Inc. Call ($80, expiring 04/19/14)	2,255
Total Options Purchased (Cost: $38,068)		24,086
MONEY MARKET FUND: 28.5% (Cost: $10,285,384)
10,285,384	AIM Treasury Portfolio - Institutional Class	10,285,384
Total Investments: 109.4% (Cost: $37,925,191)		39,433,688
Liabilities in excess of other assets: (9.4)%		(3,398,800)
NET ASSETS: 100.0%		$36,034,888
SECURITIES SOLD SHORT: (30.4)%
COMMON STOCKS: (12.4)%
Basic Materials: (0.1)%
(4,647)	Glencore Xstrata PLC	(23,793)
Communications: (1.3)%
(81)	Amazon.com, Inc. *	(27,258)
(1,131)	AT&T, Inc.	(39,664)
(2,792)	Corning, Inc.	(58,129)
(2,885)	Cumulus Media, Inc. *	(19,935)
(388)	DIRECTV *	(29,651)
(436)	EZchip Semiconductor Ltd. *	(11,053)
(282)	InterActiveCorp	(20,132)
(1,376)	Juniper Networks, Inc. *	(35,446)
(46)	Netflix, Inc. *	(16,193)
(907)	Nielsen Holdings NV	(40,479)
(534)	Rackspace Hosting, Inc. *	(17,526)
(1,179)	Sapient Corp. *	(20,114)
(3,675)	Sprint Corp. *	(33,773)
(591)	Thomson Reuters Corp.	(20,212)
(617)	Trulia, Inc. *	(20,484)
(998)	Verizon Communications, Inc.	(47,475)
		(457,524)
Consumer, Cyclical: (2.7)%
(548)	Abercrombie & Fitch Co.	(21,098)
(1,454)	American Woodmark Corp. *	(48,942)
(1,557)	Best Buy Co., Inc.	(41,120)
(1,053)	BJ’s Restaurants, Inc. *	(34,444)
(1,971)	Burger King Worldwide, Inc.	(52,330)
(796)	Casey’s General Stores, Inc.	(53,802)
(2,934)	Chico’s FAS, Inc.	(47,032)
(1,093)	Cinemark Holdings, Inc.	(31,708)
(583)	Darden Restaurants, Inc.	(29,593)
(741)	Dorman Products, Inc. *	(43,763)
(388)	GameStop Corp.	(15,947)
(370)	GNC Holdings, Inc.	(16,287)
(634)	Guess?, Inc.	(17,498)
(1,134)	iRobot Corp. *	(46,551)
(693)	Kohl’s Corp.	(39,362)
(399)	Lululemon Athletica, Inc. *	(20,983)
(913)	Mobile Mini, Inc.	(39,588)
(363)	Oxford Industries, Inc.	(28,387)
(174)	Panera Bread Co. *	(30,706)
(1,831)	Pinnacle Entertainment, Inc. *	(43,395)
(1,516)	Potbelly Corp. *	(27,091)
(938)	Regal Entertainment Group	(17,522)
(572)	Six Flags Entertainment Corp.	(22,966)
(1,922)	Sonic Corp. *	(43,802)
(2,781)	Sony Corp. (ADR)	(53,173)
(2,621)	Staples, Inc.	(29,722)
(2,849)	The Wendy’s Co.	(25,983)
(2,994)	Titan International, Inc.	(56,856)
(123)	Wabash National Corp. *	(1,692)
		(981,343)
Consumer, Non-cyclical: (2.0)%
(781)	Abaxis, Inc. *	(30,365)
(144)	Alliance Data Systems Corp. *	(39,233)
(1,023)	Apollo Group, Inc. *	(35,028)
(372)	AtriCure, Inc. *	(6,997)
(1,130)	Cardiovascular Systems, Inc. *	(35,923)
(1,638)	DeVry, Inc.	(69,435)
(2,092)	Green Dot Corp. *	(40,857)
(538)	Hertz Global Holdings, Inc. *	(14,332)
(493)	IPC The Hospitalist Co., Inc. *	(24,196)
(999)	Iron Mountain, Inc.	(27,542)
(893)	K12, Inc. *	(20,226)
(179)	Keurig Green Mountain, Inc.	(18,901)
(1,622)	Monro Muffler Brake, Inc.	(92,259)
(690)	Pfizer, Inc.	(22,163)
(602)	Strayer Education, Inc. *	(27,951)
(2,356)	SunOpta, Inc. *	(27,824)
(1,038)	The Coca-Cola Co.	(40,129)
(400)	The Hain Celestial Group, Inc. *	(36,588)
(977)	The Kroger Co.	(42,646)
(2,878)	The Western Union Co.	(47,084)
(315)	VistaPrint NV *	(15,504)
		(715,183)
Energy: (0.0)%
(1,312)	Triangle Petroleum Corp. *	(10,811)
Financial: (0.4)%
(872)	Legg Mason, Inc.	(42,763)
(942)	The Progressive Corp.	(22,815)
(757)	WageWorks, Inc. *	(42,475)
(3,479)	WisdomTree Investments, Inc. *	(45,644)
		(153,697)
Industrial: (1.5)%
(1,530)	Advanced Energy Industries, Inc. *	(37,485)
(664)	Comfort Systems USA, Inc.	(10,119)
(608)	Con-way, Inc.	(24,977)
(4,044)	Flextronics International Ltd. *	(37,367)
(121)	Fluor Corp.	(9,405)
(748)	Garmin Ltd.	(41,334)
(569)	GATX Corp.	(38,624)
(1,803)	Heartland Express, Inc.	(40,910)
(1,809)	Hub Group, Inc. *	(72,342)
(532)	JB Hunt Transport Services, Inc.	(38,261)
(1,134)	Lincoln Electric Holdings, Inc.	(81,659)
(423)	Power Solutions International, Inc. *	(31,797)
(348)	Stericycle, Inc. *	(39,540)
(242)	The Manitowoc Co., Inc.	(7,611)
(2,026)	USA Truck, Inc. *	(29,823)
		(541,254)
Technology: (4.3)%
(3,977)	Activision Blizzard, Inc.	(81,292)
(744)	Akamai Technologies, Inc. *	(43,308)
(1,478)	Applied Materials, Inc.	(30,181)
(621)	Avago Technologies Ltd.	(39,999)
(639)	Cerner Corp. *	(35,944)
(586)	Demandware, Inc. *	(37,539)
(3,114)	Electronic Arts, Inc. *	(90,337)
(1,067)	FleetMatics Group PLC *	(35,691)
(2,014)	Hewlett-Packard Co.	(65,173)
(490)	Infosys Ltd. (ADR)	(26,548)
(722)	Intel Corp.	(18,635)
(143)	International Business Machines Corp.	(27,526)
(237)	Intuit, Inc.	(18,422)
(767)	j2 Global, Inc.	(38,388)
(666)	Lam Research Corp. *	(36,630)
(988)	Lexmark International, Inc.	(45,735)
(692)	Linear Technology Corp.	(33,693)
(1,352)	Logitech International SA	(20,131)
(1,599)	Mantech International Corp.	(47,027)
(2,114)	Maxim Integrated Products, Inc.	(70,016)
(1,275)	Microsoft Corp.	(52,262)
(626)	Monolithic Power Systems, Inc. *	(24,270)
(1,081)	Netscout Systems, Inc. *	(40,624)
(1,975)	NVIDIA Corp.	(35,372)
(1,074)	Oracle Corp.	(43,937)
(1,443)	QLIK Technologies, Inc. *	(38,369)
(853)	QUALCOMM, Inc.	(67,268)
(871)	Rocket Fuel, Inc. *	(37,348)
(460)	SanDisk Corp.	(37,347)
(326)	SAP AG (ADR)	(26,507)
(424)	Seagate Technology PLC	(23,812)
(333)	Stratasys Ltd. *	(35,328)
(413)	Teradata Corp. *	(20,315)
(1,781)	The Keyw Holding Corp. *	(33,323)
(909)	Ultra Clean Holdings, Inc. *	(11,953)
(4,117)	Unisys Corp. *	(125,404)
(349)	Western Digital Corp.	(32,045)
		(1,527,699)
Utilities: (0.1)%
(15,075)	Centrais Eletricas Brasileiras SA (ADR)	(42,813)
Total Common Stocks (Proceeds: $(4,150,090))		(4,454,117)
REAL ESTATE INVESTMENT TRUST: (0.0)% (Proceeds: $(10,418))
Financial: (0.0)%
(260)	Potlatch Corp.	(10,059)

Principal Amount
CORPORATE BONDS: (0.3)% (Proceeds: $(120,428))
Basic Materials: (0.3)%
	Momentive Performance Materials, Inc.
$(145,000)	9.00%,01/15/21 (c)	(115,638)

Number of Shares
EXCHANGE TRADED FUNDS: (17.7)%
(1,414)	Consumer Staples Select Sector SPDR Fund	(60,887)
(27,782)	Direxion Daily Emerging Markets Bull 3X Shares *	(725,388)
(391)	Direxion Daily Small Cap Bull 3X Shares	(30,537)
(331)	Energy Select Sector SPDR Fund	(29,479)
(1,088)	Health Care Select Sector SPDR Fund	(63,637)
(4,234)	Industrial Select Sector SPDR Fund	(221,565)
(5,616)	iShares Barclays 20+ Year Treasury Bond Fund	(612,706)
(130)	iShares Nasdaq Biotechnology ETF	(30,739)
(1,636)	iShares PHLX Semiconductor ETF	(130,373)
(6,963)	iShares Russell 2000 ETF	(810,076)
(1,402)	iShares Russell 2000 Growth ETF	(190,756)
(2,739)	iShares Silver Trust *	(52,151)
(75,400)	Market Vectors Gold Miners ETF ‡	(1,779,440)
(3,632)	Market Vectors Oil Services ETF ‡	(182,799)
(1,143)	Materials Select Sector SPDR Fund	(54,041)
(1,893)	SPDR Barclays High Yield Bond ETF	(78,200)
(11,417)	SPDR S&P Oil & Gas Exploration & Production ETF	(820,083)
(1,014)	SPDR S&P Retail ETF	(85,430)
(11,734)	Technology Select Sector SPDR Fund	(426,531)
Total Exchange Traded Funds (Proceeds: $(7,376,245))		(6,384,818)
Total Securities Sold Short (Proceeds: $(11,657,181))		$(10,964,632)
WRITTEN OPTIONS: (0.0)%
(500)	BioMarin Pharmaceutical, Inc. Put ($60, expiring 04/19/14)	$(250)
(900)	BioMarin Pharmaceutical, Inc. Call ($90, expiring 04/19/14)	(90)
(1,100)	CBS Corp. Call ($65, expiring 06/21/14)	(1,991)
(5,100)	iShares Russell 2000 ETF Put ($110, expiring 05/17/14)	(6,273)
(2,500)	iShares Russell 2000 ETF Call ($118, expiring 04/19/14)	(2,400)
(4,800)	SPDR S&P 500 ETF Trust Put ($170, expiring 05/17/14)	(2,160)
(11,000)	Sprint Corp. Call ($14, expiring 05/17/14)	(220)
(1,100)	Stanley Black & Decker, Inc. Put ($73, expiring 04/19/14)	(138)
Total Written Options (Premiums received: $(20,284))		$(13,522)

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	All or a portion of these securities are segregated for securities sold short, written options and forward foreign currency contracts. Total value of the securities segregated, including cash on deposit with broker, is $26,666,559.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,633,943 which represents 4.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,045 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $619,059, or 1.7% of net assets.

As of March 31, 2014, the Fund held the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Depreciation
Credit Suisse London Branch (Gfx)	CLP	120,271,000	USD	215,000	4/28/2014	$(3,711)
Credit Suisse London Branch (Gfx)	THB	7,189,600	USD	215,000	4/28/2014	(6,373)
Net unrealized depreciation on forward foreign currency contracts						$(10,084)

CLP	Chilean Peso
THB	Thai Baht
USD	United States Dollar

Restricted securities held by the Fund as of March 31, 2014 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Green Field Energy Services, Inc.	11/15/2012	11,000	$12,807	$1,045	0.0%

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2014 is set forth below:

Affiliates	Value 12/31/13	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/14
Market Vectors Gold Miners ETF(1)	$(1,408,704)	$—	$202,547	$—	$—	$(1,779,440)
Market Vectors Oil Services ETF(1)	—	—	179,517	—	—	(182,799)
Market Vectors Semiconductor ETF	(82,400)	149,628	59,262	(8,842)	—	—
	$(1,491,104)	$149,628	$441,326	$(8,842)	$—	$(1,962,239)

(1)	Represents short position at March 31, 2014.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.1%	$2,414,998
Communications	13.0	5,112,765
Consumer, Cyclical	6.8	2,669,898
Consumer, Non-cyclical	6.6	2,620,857
Diversified	0.2	68,432
Energy	7.5	2,977,572
Financial	11.2	4,416,975
Industrial	5.8	2,273,472
Technology	6.2	2,437,851
Telecommunication Services	0.0	1,846
Utilities	0.2	94,500
Asset-Backed Securities	0.4	156,210
Exchange Traded Funds	0.4	145,396
Open-End Fund	9.5	3,733,446
Options Purchased	0.0	24,086
Money Market Fund	26.1	10,285,384
	100.0%	$39,433,688

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$2,030,856	$200,323	$—	$2,231,179
Communications	4,575,859	—	—	4,575,859
Consumer, Cyclical	1,750,141	357,247	—	2,107,388
Consumer, Non-cyclical	2,276,368	193,362	—	2,469,730
Diversified	68,432	—	—	68,432
Energy	2,502,537	172,160	—	2,674,697
Financial	2,452,062	360,506	—	2,812,568
Industrial	2,170,122	—	—	2,170,122
Technology	2,243,716	185,833	8,302	2,437,851
Real Estate Investment Trusts*	300,691	—	—	300,691
Warrants*	1,846	—	—	1,846
Asset-Backed Securities	—	156,210	—	156,210
Corporate Bonds*	—	2,422,550	—	2,422,550
Closed-End Funds	816,253	—	—	816,253
Exchange Traded Funds	145,396	—	—	145,396
Open-End Fund	3,733,446	—	—	3,733,446
Options Purchased	24,086	—	—	24,086
Money Market Fund	10,285,384	—	—	10,285,384
Total	$35,377,195	$4,048,191	$8,302	$39,433,688

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$(4,454,117)	$—	$—	$(4,454,117)
Real Estate Investment Trust*	(10,059)	—	—	(10,059)
Corporate Bonds*	—	(115,638)	—	(115,638)
Exchange Traded Funds	(6,384,818)	—	—	(6,384,818)
Total	$(10,848,994)	$(115,638)	$—	$(10,964,632)
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(10,084)	$—	$(10,084)
Written Options	(13,522)	—	—	(13,522)
Total	$(13,522)	$(10,084)	$—	$(23,606)

* See Schedule of Investments for security type and industry sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2014:

Common Stocks
Long Position
Technology
Balance as of December 31, 2013	$6,847
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	1,455
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2014	$8,302

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 51.0%
Argentina: 3.7%
USD	76,000	IRSA Inversiones y Representaciones SA
		8.50%, 04/21/14 (c) Reg S	$72,200
	6,000,000	YPF SA
		7.74%, 08/15/18 (f) Reg S	6,183,000
			6,255,200
Austria: 2.8%
	1,338,000	ESAL GmbH
		6.25%, 02/05/18 (c) Reg S	1,271,100
		JBS Investments GmbH
	1,528,000	7.25%, 04/03/19 (c) 144A	1,528,000
	1,874,000	7.75%, 10/28/17 (c) Reg S	1,984,098
			4,783,198
Brazil: 2.3%
	3,968,000	USJ Acucar e Alcool SA
		9.88%, 11/09/16 (c) Reg S	3,938,240

British Virgin Islands: 3.0%
	5,473,000	OAS Financial Ltd.
		8.88%, 04/25/18 (c) Reg S	5,158,302

Cayman Islands: 5.4%
	1,497,000	Bantrab Senior Trust
		9.00%, 11/14/20 144A	1,449,096
	4,933,000	Marfrig Overseas Ltd.
		9.50%, 05/04/15 (c) Reg S	5,000,829
	1,516,000	Minerva Overseas II Ltd.
		10.88%, 11/15/15 (c) Reg S	1,665,705
	1,038,084	Odebrecht Offshore Drilling Finance Ltd
		6.75%, 12/01/21 (c) Reg S	1,079,608
			9,195,238
Hungary: 1.0%
	1,858,000	Nitrogenmuvek Vegyipari Zrt
		7.88%, 05/21/17 (c) 144A	1,714,005

Indonesia: 3.1%
		Pertamina Persero PT
	4,184,000	5.63%, 05/20/43 Reg S	3,561,630
	1,849,000	6.00%, 05/03/42 Reg S	1,640,988
			5,202,618
Luxembourg: 1.9%
		Minerva Luxembourg SA
	2,401,000	7.75%, 01/31/18 (c) Reg S	2,464,626
	764,000	8.75%, 04/03/19 (c) 144A	766,292
			3,230,918
Mexico: 6.5%
	380,000	Corp GEO, SAB de CV
		9.25%, 06/30/15 (c)(d) Reg S	52,250
	1,328,000	Petroleos Mexicanos
		5.50%, 06/27/44	1,288,160
	4,600,000	Servicios Corporativos Javer SAPI de CV
		9.88%, 04/06/16 (c) Reg S	4,933,500
		Trust F/1401
	1,588,000	5.25%, 12/15/24 144A	1,588,000
	3,214,000	6.95%, 01/30/44 144A	3,230,070
			11,091,980
Singapore: 0.1%
	584,000	Bakrie Telecom Pte Ltd.
		11.50%, 05/12/14 (c)(d) Reg S	86,140

United Arab Emirates: 4.6%
	800,000	Abu Dhabi National Energy Co.
		6.50%, 10/27/36 Reg S	948,080
	6,330,000	DP World Ltd.
		6.85%, 07/02/37 Reg S	6,877,545
			7,825,625
United States: 0.2%
EUR	200,000	Cemex Finance LLC
		5.25%, 04/01/17 (c) 144A	280,696

Venezuela: 12.5%
		Petroleos de Venezuela SA
USD	12,915,000	5.38%, 04/12/27 Reg S	6,909,525
	5,737,000	8.50%, 11/02/17 Reg S	4,819,080
	10,432,000	12.75%, 02/17/22 Reg S	9,493,120
			21,221,725
Vietnam: 3.9%
	3,134,000	Debt and Asset Trading Corp.
		1.00%, 04/25/14 (c) Reg S	1,598,340
		Vingroup JSC
	2,183,000	11.63%, 11/07/16 (c) Reg S	2,390,385
	2,366,000	11.63%, 11/07/16 (c) 144A	2,590,770
			6,579,495
Total Corporate Bonds (Cost: $84,184,398)			86,563,380
FOREIGN GOVERNMENT OBLIGATIONS: 47.0%
Argentina: 11.4%
		Argentina Bonar Bonds
	4,283,000	7.00%, 10/03/15	4,193,057
	5,191,000	7.00%, 04/17/17	4,827,630
EUR	7,169,500	Argentine Republic Government International Bond
		7.82%, 12/31/33	7,383,102
USD	2,267,000	Provincia de Buenos Aires,Argentina
		11.75%, 10/05/15 Reg S	2,238,663
	879,000	Provincia de Cordoba, Argentina
		12.38%, 08/17/17 Reg S	800,989
			19,443,441
Cayman Islands: 0.6%
	762,000	IPIC GMTN Ltd.
		6.88%, 11/01/41 Reg S	979,170

Colombia: 5.0%
	8,118,000	Colombia Government International Bond
		5.63%, 08/26/43 (c)	8,515,782

Guatemala: 0.5%
	947,000	Guatemala Government Bond
		4.88%, 02/13/28 Reg S	923,325

Indonesia: 3.0%
		Indonesian Government International Bonds
	758,000	5.88%, 01/15/24 144A	815,798
	3,884,000	6.75%, 01/15/44 144A	4,257,835
			5,073,633
Iraq: 3.0%
	5,688,000	Republic of Iraq
		5.80%, 05/26/14 (c) Reg S	5,048,100

Israel: 4.7%
ILS	26,040,000	Israel Government Bond
		4.25%, 03/31/23	8,060,267

Ivory Coast: 3.0%
USD	5,461,000	Ivory Coast Government International Bond
		5.75%, 12/31/32 (s) Reg S	5,160,645

Mexico: 3.6%
GBP	3,817,000	United Mexican States
		5.63%, 03/19/14	6,150,907

Netherlands: 2.8%
USD	4,277,000	Republic of Angola Via Northern Lights III BV
		7.00%, 08/16/19 Reg S	4,694,007

Nigeria: 4.9%
NGN	1,529,402,000	Nigeria Treasury Bill
		13.96%, 01/22/15 ^	8,251,265

Philippines: 2.9%
USD	4,575,000	Philippine Government International Bond
		5.00%, 01/13/37	5,003,906

Supranational: 1.5%
IDR	7,500,000,000	European Investment Bank
		6.00%, 04/22/14	663,512
		Inter-American Development Bank
	14,050,000,000	4.50%, 02/04/16	1,180,101
	7,110,000,000	6.50%, 06/04/14	626,204
			2,469,817
Vietnam: 0.1%
USD	181,450	Vietnam Government International Bond
		4.00%, 05/12/14 (c) (s)	164,193

Total Foreign Government Obligations (Cost: $75,977,806)			79,938,458

Number of Shares
MONEY MARKET FUND: 2.1% (Cost: $3,524,988)
	3,524,988	AIM Treasury Portfolio - Institutional Class	3,524,988

Total Investments: 100.1% (Cost: $163,687,192)			170,026,826
Liabilities in excess of other assets: (0.1)%			(160,586)
NET ASSETS: 100.0%			$169,866,240

EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
NGN	Nigerian Naira
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $18,220,562, or 10.7% of net assets.

As of March 31, 2014, the fund had the following open forward foreign currency contracts:

Counterparty	Contracts to deliver		In Exchange For		Settlement Dates	Unrealized Depreciation
State Street Bank And Trust Company	USD	8,284,996	MXN	110,107,592	4/7/2014	145,558
State Street Bank And Trust Company	MXN	110,107,592	USD	8,244,672	4/7/2014	(185,881)
Net unrealized depreciation on forward foreign currency contracts						(40,323)

MXN	Mexican Peso
USD	United States Dollar

Summary of Investments	% of
by Sector (unaudited)	Investments	Value
Basic Materials	1.0%	$1,714,005
Communications	0.0	86,140
Consumer, Cyclical	2.9	4,933,500
Consumer, Non-cyclical	15.0	25,496,435
Energy	19.9	33,895,503
Financial	7.6	12,918,861
Funds	2.1	3,524,988
Government	47.0	79,938,458
Industrial	3.9	6,570,856
Utilities	0.6	948,080
	100.0%	$170,026,826

The summary of inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$86,563,380	$—	$86,563,380
Foreign Government Obligations*	—	79,938,458	—	79,938,458
Money Market Fund	3,524,988	—	—	3,524,988
Total	$3,524,988	$166,501,838	$—	$170,026,826
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(40,323)	$—	$(40,323)

* See Schedule of Investments for security type and geographic country breakouts.

See Notes to Schedules of Investments

VAN ECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Closed-end publicly listed fund investments are valued at the official market closing price and are categorized as Level 1 in the fair value hierarchy. Open-end mutual fund investments (including money market funds) are valued at their closing net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Futures contracts are valued using the closing price reported at the close of the respective exchange and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and is categorized as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Income Taxes – As of March 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$314,964,542	$12,924	$(14,521,710)	$(14,508,786)
Emerging Markets Fund	164,132,571	31,811,938	(8,088,599)	23,723,339
Global Hard Assets Fund	3,304,934,960	1,054,208,520	(234,372,006)	819,836,514
International Investors Gold Fund	765,608,251	181,334,185	(239,393,270)	(58,059,085)
Long/Short Equity Fund	4,347,445	5,869	(22,727)	(16,858)
Multi-Manager Alternatives Fund	38,260,157	3,376,801	(2,113,404)	1,263,397
Unconstrained Emerging Markets Bond Fund	164,035,557	7,146,161	(1,154,892)	5,991,269

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck Funds

Date: May 28, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck Funds

Date: May 28, 2014